UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES




                  Investment Company Act file number 811-21260
                                                     ---------

                           CM Advisers Family of Funds
                           ---------------------------
               (Exact name of registrant as specified in charter)


              805 Las Cimas Parkway, Suite 430, Austin, Texas 78746
              -----------------------------------------------------
              (Address of principal executive offices) (Zip code)


 Julian G. Winters, 116 S. Franklin Street, P. O. Box 69, Rocky Mount, NC 27802
 -------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------

                      Date of fiscal year end: February 28
                                               -----------

                   Date of reporting period: February 28, 2006
                                             -----------------

ITEM 1.       Reports to Stockholders.
              ------------------------


Annual Report 2006







                                                        CM ADVISERS FUND
                                                       February 28, 2006



















This report and the financial statements contained herein are submitted for the general information of the shareholders of the CM Advisers Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

Distributor: Capital Investment Group, Inc., 116 S. Franklin Street, Rocky Mount, NC 27804, Phone 1-800-773-3863

--------------------------------------------------------------------------------
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the CM Advisers Fund ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

All investments carry risk, and investment in the Fund is no exception. No investment strategy works all the time, and past performance is not necessarily indicative of future performance. You may lose money on your investment in the Fund. Investment in the Fund is also subject to the following risks: market risk, interest rate risk, management style risk, business and sector risk, small company risk, non-diversified fund risk, foreign securities risk, bond interest rate risk and credit risk. More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. A redemption fee of 1% of the amount redeemed is imposed on redemptions of Fund shares occurring within one year following the issuance of such shares. An investor may obtain performance data current to the most recent month-end by visiting www.nottinghamco.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at www.nottinghamco.com or by calling Shareholder Services at 1-800-773-3863. The prospectus should be read carefully before investing.

-------------------------------------------------------------------------------


[PIE CHART INCLUDED HERE]

Asset Allocation as of February 28, 2006 (% of net assets)

                                                            Value
                                                 ------------------------------

Common Stock - 64.17%                                           $   120,356,347
    Aerospace / Defense - 0.31%                  $  575,471
    Apparal - 1.09%                               2,033,460
    Beverages - 3.09%                             5,800,438
    Chemicals - 2.34%                             4,391,190
    Closed-ended Funds - 0.33%                      626,362
    Commercial Services - 3.98%                   7,471,208
    Computers - 3.47%                             6,514,189
    Cosmetics/Personal Care - 4.52%               8,475,016
    Distribution / Wholesale - 2.06%              3,863,037
    Electrical Components & Equipment - 1.35%     2,530,712
    Electronics - 1.09%                           2,038,700
    Engineering & Construction - 0.57%            1,064,143
    Home Furnishings - 0.84%                      1,564,695
    Household Products / Wares - 8.34%           15,636,646
    Housewares - 2.34%                            4,393,907
    Insurance - 2.71%                             5,088,095
    Machinery - Construction & Mining - 0.51%       951,880
    Machinery - Diversified - 1.15%               2,153,231
    Media - 7.27%                                13,636,899
    Metal Fabrication / Hardware - 0.10%            190,914
    Mining - 1.20%                                2,257,860
    Miscellaneous Manufacturing - 2.89%           5,416,347
    Packaging & Containers - 0.51%                  961,314
    Pharmaceuticals - 4.61%                       8,654,224
    Retail - 4.26%                                7,994,020
    Software - 2.34%                              4,383,758
    Textiles - 0.90%                              1,688,631
U.S Government Obligations - 22.44%                                  42,089,101
Corporate Bonds - 0.10%                                                 181,800
U.S. Treasury Money Market Fund - 13.06%                             24,501,066

CM ADVISERS FUND                                                 April 28, 2006



Dear Shareholders,

During our fiscal year ending February 28, 2006, the CM Advisers Fund outperformed its benchmark, the Russell 3000, 11.31% to 10.44% respectively and did so with less risk as the Fund was not fully invested in equities or bonds as was the case with the fully-invested benchmark. The average cash and cash equivalent position for the fiscal year was 36.22%. We also sold securities during this period netting total gains of $6,509,461. Of the total gains, $5,396,416 or 82.90% were classified as long-term gains.

Much has changed over the past fiscal year in the CM Advisers Fund. Let's examine the investment activity that took place to see where we found pockets of value. During fiscal year 2005 we found few bargains that met our strict buying criteria. As such, the CM Advisers Fund closed the fiscal year (February 28, 2005) with 80.45% of the Fund's net assets invested in cash and cash equivalents. Just one year later, at the close of the latest fiscal year (February 28, 2006), cash and cash equivalent holdings were reduced to 21.76% of the Fund's net assets. The reason for the Fund's reduction in cash and cash equivalent holdings during the past year is that we believe we have identified pockets of value in both equities and fixed income securities that present compelling investment opportunities based on our internal valuation methodology and risk and reward analysis.

On February 28, 2005, the Fund had 18.12% of the Fund's assets invested in equities. Of this percentage, the ten largest equity holdings represented 14.55% of the Fund, and only one of these ten positions was classified as a large cap (large company) stock. By February 28, 2006, the Fund's equity exposure had grown to represent 64.17% of the Fund's net assets. Moreover, the Fund's ten largest positions had grown to represent 34.48% of the Fund's net assets, and all ten were classified as large company stocks.

The chart below shows why we believe large company stocks are the cheapest sector of the market at this time, and therefore a pocket of value for the CM Advisers Fund. The chart shows that in the year 2000, large company stocks (as represented by the 300 largest stocks in the Russell 3000 index) had an average price-to-earnings ratio ("P/E") of 25.5. Five years later, at the end of 2005, these large company stocks traded with an average P/E of 18.6. This is a 27.06% decline in this ratio. In other words, on average, we believe these 300 stocks are cheaper (based on P/E's and interest rates) than they were six years ago in 2000.

When adjusted for the interest rate environment using the 10-year Treasury bond, the chart shows that these large company stocks have gone from being 35% overvalued in 2000, down to 27% undervalued by the end of 2005. This is a 62% swing in value as measured by P/E's when adjusted for interest rates. This helps to explain why as of late we have been able to find a handful of large company stocks which we believe represent real bargains. The last time we saw this type of concentration of large company stocks selling at "bargain" levels relative to interest rates was back in 1993. Prior to that, we would have to go back to the early 1980's.

Conversely, small company stocks (as measured by the smallest 300 stocks in the Russell 3000), have gone from an average P/E of 11.4 in 2000 to an average P/E of 26.1 by the end of 2005. When adjusted for the interest rate environment using the 10-year Treasury bond, the chart shows that these small company stocks have gone from being 4.7% undervalued in 2000, to more than 60% overvalued by the end of 2005. This is a 64.7% swing in value as measured by P/E's when adjusted for interest rates. This general overview of small company stock valuations, as measured by P/E ratios, helps to explain why we have not been able to find as many bargains in this sector during the recent past.

[GRAPH]

                   Today Large Company Stocks Sell For Lower
                    P/E Multiples Than Small Company Stocks
                    ---------------------------------------

-------------------------------------------------------------------------------
During the same time the Price/Earnings Ratios of large companies declined from 25 to 18, the Price/Earnings Ratios of small companies increased from 11 to 26.
-------------------------------------------------------------------------------
[BAR CHARTS INCLUDED HERE]


        Large Company Stocks                    Small Company Stocks
        --------------------                    --------------------
        2000            25.5                    2000            11.4
        2001            23.7                    2001            16.4
        2002            17.3                    2002            14.5
        2003            18.9                    2003            19.6
        2004            17.4                    2004            23.0
        2005            18.6                    2005            26.1
-------------------------------------------------------------------------------

    The 10 year bond rate is used as a valuation metric. Our research shows that large company stocks routinely sell at a P/E that is a 10% premium to the 10 year bond rate. Very small companies (less than $600 million market cap) sell for a 30% discount. On that basis small company stocks were slightly undervalued in 2000 and 60% overvalued in 2005. Large company stocks were overvalued by 35% in 2000 and were undervalued by 27% in 2005.


Source: Century Management & Bloomberg, LP

Not only do recent price-to-earnings ratios suggest that there are many undervalued securities in the large company sector, but the majority of the earnings being produced by many of the large companies that are part of the Fund's asset mix are free cash flow. This is significant, as "free cash flow" is the true bottom line cash that companies can put in their pockets (the bank) after all expenses have been paid. Free cash flow may be used by companies to buy back shares of stock, pay out dividends, and undertake expansion or strategic acquisitions.

When companies show that the majority, if not all, of their earnings are free cash flow, investors generally categorize these earnings as higher quality than the earnings of companies that have little or no free cash flow. Our historical research shows back in the early 1980's, large companies generally produced earnings that on average were about 65% free cash flow. Today, many of the large companies now held by the CM Advisers Fund have earnings that are 80% to 100% free cash flow. Therefore, not only have we been able to find many large companies selling for prices we believe to be at bargain levels, the earnings they are producing, as measured by free cash flow, are high quality earnings when compared to earlier periods of time.

In addition to equities, we also found pockets of value in several fixed income securities during this past fiscal year. At the close of the previous fiscal year (February 28, 2005), the CM Advisers Fund had 1.44% of the Fund's net
assets  invested  in  fixed  income   securities,   excluding   short-term  U.S.
Treasuries. Just one year later, at the close of the latest fiscal year (February 28, 2006), long-term U.S. Treasury bonds, intermediate U.S. Treasury notes and corporate bonds represented 13.84% of the Fund's net assets. Why?

At the end of 2003 the Fed Funds rate was 0.98%. However, with the economy coming out of recession, equity markets recovering, and the real estate market performing quite well, the Federal Reserve was expressing concerns over inflation. As such, they began to raise the Federal Funds rate (the interest rate which a depository institution lends immediately available funds {balances at the Federal Reserve} to another depository institution overnight).

By the end of 2004, the Fed Funds rate had increased to 2.16%, an increase of more than 120% in just one year! Although the growth of China and India had been putting pressure on commodity prices, and the U.S. economy had been growing at a healthy pace compared to the early 2000's, inflation fears, in our opinion, were grossly over done. However, with the general belief that higher inflation was all but certain, the Fed Funds rate continued to rise hitting 2.63% by March 2005. This was a 21.76% rate increase in just one quarter!

With no foreseeable end to Fed Fund rate increases in sight and large numbers of investors believing high inflation was all but certain, many investors began selling their bonds at a rapid pace. Bonds do not typically perform well during periods of high inflation because their principal values move inversely with interest rates. During the month of March 2005, investor's mass exodus from bonds in such a short period of time caused the long bonds to be oversold. This over-selling caused a decline in the price of the bonds to such a low level that we deemed them a pocket of value and thus, invested a portion of the Fund's assets into intermediate and long-term U.S. Treasury fixed income securities.

Over the next 6 months, the 25-year U.S. Treasury Strip appreciated more than 15.29% (03/01/05 through 09/01/05 per Century Management), making it more than 12% of the Fund's net assets as of 08/31/05. Applying our internal risk and reward analysis, we exercised our sell discipline and realized a portion of this gain, selling approximately one third of this position on September 1, 2005. At the close of the Fund's fiscal year, the Fund continues to hold 8.07% of its net assets in the 25-year U.S. Treasury Strip as we believe it continues to be a value.

Our approach to money management remains simple but disciplined. Best said, we look to achieve the highest total return with the least amount of risk. To accomplish this, our first preference is to buy stocks at deep discounts relative to their private market (intrinsic) values, as this offers us the greatest potential return over the long run. Our second preference is to look for bonds that offer a total return that is approximately 2.5% to 4% above inflation to help increase our total return. If neither stocks nor bonds offer favorable return potential, cash becomes the investment of choice. In exercising our value discipline, we wait for the bargains to come to us; we do not chase investments. The proof of this is that since the Fund's inception in May 2003, we achieved an average annual total return of 9.32%, while at the same time having averaged 59.10% in cash and cash equivalents. We believe that this approach will serve the long-term investor well.

As shareholders, we, like you, look forward to reaping the results of our disciplined value philosophy in the years ahead. Thank you for your confidence and support.

Sincerely,

CM Fund Advisers




Underwriter and distributor: Capital Investment Group, Inc., 116 S. Franklin Street, Rocky Mount, NC 27804, phone (800) 773-3863.

CM ADVISERS FUND
Performance Update - $100,000 Investment (Unaudited)
For the fiscal year ended February 28, 2006.

------------------------------------------------------------- ------------------------------------------------------------------
[Line Graph Here]                                               Performance Returns for the fiscal year ended February 28, 2006.
                                                                ----------------------------------------------------------------
                                                                Average Annual                        One            Since
                        CM Advisers        Russell 3000         Total Returns                         Year         Inception*
                           Fund               Index             ---------------------------------- -------------- --------------
                        -----------        ------------         CM Advisers Fund                     11.31%          9.32%
5/13/2003              $  100,000         $  100,000            ---------------------------------- -------------- --------------
8/31/2003                 102,700            108,956                                                               FinalValue
2/29/2004                 107,400            125,364            Cumulative Total                     Since         of $100,000
8/31/2004                 108,800            121,274            Investment Returns                 Inception*      Investment
2/28/2005                 115,305            134,940            ---------------------------------- -------------- --------------
8/31/2005                 124,429            139,852            CM Advisers Fund                     28.35%         $128,349
2/28/2006                 128,349            149,021            ---------------------------------- -------------- --------------
                                                                Russell 3000 Index                   49.02%         $149,021
                                                                ---------------------------------- -------------- --------------
                                                                * The Fund's inception date - May 13, 2003 (Commencement of
                                                                Operations)
--------------------------------------------------------------------------------------------------------------------------------

This graph depicts the performance of the CM Advisers Fund (the "Fund") versus the Russell 3000 Index. The graph assumes an initial $100,000 investment at May 13, 2003 (Date of Initial Public Investment). All dividends and distributions are reinvested. The Fund charges a redemption fee of 1% of the amount redeemed on redemptions of fund shares occurring within one year following the issuance of such shares. It is important to note the Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.
--------------------------------------------------------------------------------

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting www.nottinghamco.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Fund Expenses (Unaudited)
--------------------------------------------------------------------------------
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include redemption fees for shares redeemed within one year and
(2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees for shares redeemed within one year. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                Beginning                    Ending
                                               Account Value               Account Value              Expenses Paid
 Expense Example                            September 1, 2005           February 28, 2006            During Period*
---------------------------------------- -------------------------- --------------------------- --------------------------
Actual                                           $1,000.00                   $1,031.50                     $7.56
---------------------------------------- -------------------------- --------------------------- --------------------------
Hypothetical (5% return before expenses)         $1,000.00                   $1,017.36                     $7.50
---------------------------------------- -------------------------- --------------------------- --------------------------

* Actual expenses are based on expenses incurred in the most recent six-month period. The Fund's annualized  six-month expense ratio is 1.50%. The values under "Expenses Paid During Period" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period.)

CM ADVISERS FUND

Schedule of Investments


As of February 28, 2006

-----------------------------------------------------------------------------------------------------------------------------------
                                                    Market Value                                                       Market Value
                                       Shares          (Note 1)                                             Shares       (Note 1)
----------------------------------------------------------------  -----------------------------------------------------------------

COMMON STOCKS - 64.17%                                              Engineering & Construction - 0.57%
                                                                    *    Layne Christiansen Company          38,155   $  1,064,143
                                                                                                                      ------------
Aerospace/Defense - 0.31%
    Kaman Corporation                   25,340      $    575,471    Home Furnishings - 0.84%
                                                    ------------         La-Z-Boy, Inc.                      98,100      1,564,695
                                                                                                                      ------------
Apparel - 1.09%
    Kellwood Company                    79,000         2,033,460    Household Products/Wares - 8.34%
                                                    ------------         Avery Dennison Corporation          95,275      5,716,500
                                                                    *    Fossil Inc.                        129,788      2,208,992
Beverages - 3.09%                                                        Kimberly-Clark Corporation         130,300      7,711,154
    Anheuser-Busch                                                                                                    ------------
     Companies, Inc.                   139,635         5,800,438                                                        15,636,646
                                                    ------------                                                      ------------
                                                                    Housewares - 2.34%
Chemicals - 2.34%                                                        Newell Rubbermaid, Inc.            176,675      4,393,907
    E.I. Du Pont de Nemours                                                                                           ------------
      & Company                        109,125         4,391,190
                                                    ------------    Insurance - 2.71%
                                                                         Marsh & McLennan Cos, Inc.         164,610      5,088,095
Closed-ended Fund - 0.33%                                                                                             ------------
    Central Fund of Canada Ltd.         81,135           626,362    Machinery - Construction & Mining - 0.51%
                                                    ------------    *    Astec Industries, Inc.              26,500        951,880
                                                                                                                      ------------
Commercial Services - 3.98%
    CDI Corporation                    104,290         2,554,062    Machinery - Diversified - 1.15%
    Clark, Inc.                         84,315           890,366         Briggs & Stratton Corp               9,300        329,964
    CPI Corporation                      4,800            84,240         Robbins & Myers, Inc.               86,905      1,823,267
    Manpower, Inc.                      73,500         3,942,540                                                      ------------
                                                    ------------                                                         2,153,231
                                                       7,471,208                                                      ------------
                                                    ------------
                                                                    Media - 7.27%
Computers - 3.47%                                                        Dow Jones & Co Inc.                117,815      4,789,180
     Imation Corp.                      32,500         1,425,125         Gannett Co Inc.                    137,090      8,521,514
 *   Maxwell Technologies, Inc.          7,340           134,689         Reader's Digest
 *   Seagate Technology                186,465         4,954,375         Association Inc.                    21,475        326,205
                                                    ------------                                                      ------------
                                                       6,514,189                                                        13,636,899
                                                    ------------                                                      ------------
Cosmetics/Personal Care - 4.52%
     Colgate-Palmolive Company          99,875         5,441,190    Metal Fabricate/Hardware - 0.10%
     The Estee Lauder                                                    Ampco-Pittsburgh Corp                9,400        190,914
       Companies, Inc.                  81,075         3,033,826                                                      ------------
                                                    ------------
                                                       8,475,016    Mining - 1.20%
                                                    ------------

Distribution/Wholesale - 2.06%                                           USEC Inc.                          181,500      2,257,860
     W.W. Grainger, Inc.                52,175         3,863,037                                                      ------------
                                                    ------------    Miscellaneous Manufacturing - 2.89%
                                                                         Eastman Kodak Company                7,930        222,437
Electrical Components & Equipment - 1.35%                                Leggett & Platt Inc.                68,420      1,606,502
    Graham Corporation                  63,000         1,149,750         Myers Industries, Inc.              32,703        523,248
*   Powell Industries, Inc.             61,240         1,380,962    *    Peerless Manufacturing Co.           5,900        103,250
                                                    ------------
                                                       2,530,712         SPX Corporation                     60,120      2,960,910
                                                    ------------
                                                                                                                      ------------
Electronics - 1.09%                                                                                                      5,416,347
    Woodhead Industries Inc.           140,600         2,038,700                                                      ------------
                                                    ------------


                                                                                                                        (Continued)

CM ADVISERS FUND

Schedule of Investments


As of February 28, 2006

----------------------------------------------------------------------------------------------------------------------------------
                                  Shares or         Market Value                                                      Market Value
                                  Principal           (Note 1)                                             Shares       (Note 1)
----------------------------------------------------------------  ------------------------------------------------------------------

COMMON STOCKS (CONTINUED)                                           MONEY MARKET FUND - 13.06%
                                                                         Evergreen Institutional Treasury
Packaging & Containers - 0.51%                                             Money Market Fund
     Sonoco Products Company            29,380      $    961,314           (Cost $24,501,066)           24,501,066    $ 24,501,066
                                                    ------------                                                      ------------


Pharmaceuticals - 4.61%                                             Total Investments
     Pfizer Inc.                       330,440         8,654,224          (Cost $176,583,948) - 99.77%                $187,128,314
                                                    ------------
                                                                    Other Assets less Liabilities - 0.23%                  428,803
                                                                                                                      ------------
Retail - 4.26%
     Wal-Mart Stores, Inc.             176,235         7,994,020    Net Assets - 100.00%                              $187,557,117
                                                    ------------                                                      ============

Software - 2.34%                                                    *  Non-income producing investment.
     Microsoft Corp.                   162,965         4,383,758    ** Effective interest rate.
                                                    ------------

Textiles - 0.90%
*    The Dixie Group, Inc.             103,091         1,688,631
                                                    ------------

Total Common Stocks (Cost $109,936,355)              120,356,347
                                                    ------------

U.S GOVERNMENT OBLIGATIONS - 22.44%

    United States Treasury Bill
      4.290%**, 03/02/2006           $ 450,000           449,946
      4.330%**, 03/16/2006          13,600,000        13,575,438
      4.265%**, 07/06/2006           2,330,000         2,293,219
    United States Treasury Strip Principal Only
      6.250%, 05/15/2030            45,630,000        15,140,217
    United States Treasury Note
      3.500%, 02/15/2010             4,500,000         4,314,550
    United States Treasury Note
      4.000%, 02/15/2014             1,000,000           958,984
    United States Treasury Note
      4.000%, 02/15/2015             5,600,000         5,356,747
                                                       ---------

Total U.S Government Obligations
      (Cost $41,978,711)                              42,089,101
                                                    ------------

CORPORATE BOND - 0.10%
      AAR Corporation
        6.875%, 12/15/2007
        (Cost $167,816)                180,000           181,800
                                                    ------------



See Notes to Financial Statements

CM ADVISERS FUND

Statement of Assets and Liabilities


As of February 28, 2006

----------------------------------------------------------------------------------------------------------------------------------

Assets:
      Investments, at value (cost $176,583,948) ...........................................................           $187,128,314
      Cash ................................................................................................                  1,572
      Receivables:
           Investments sold ...............................................................................                 32,971
           Fund shares sold ...............................................................................              1,142,943
           Dividends and interest .........................................................................                401,498
      Prepaid expenses ....................................................................................                 37,664
                                                                                                                      ------------

      Total assets ........................................................................................            188,744,962
                                                                                                                      ------------
Liabilities:
      Payables:
           Investments purchased ..........................................................................              1,157,260
           Advisory fee ...................................................................................                  3,187
           Administration fee .............................................................................                  1,624
      Accrued expenses ....................................................................................                 25,774
                                                                                                                      ------------
      Total liabilities ...................................................................................              1,187,845
                                                                                                                      ------------
Net Assets ................................................................................................           $187,557,117
                                                                                                                      ============

Net Assets Consist of:
      Capital (par value and paid in surplus) .............................................................           $176,360,038
      Undistributed net investment income .................................................................                484,916
      Undistributed net realized gain on investments ......................................................                167,797
      Net unrealized appreciation on investments ..........................................................             10,544,366
                                                                                                                      ------------
      Total Net Assets ....................................................................................           $187,557,117
                                                                                                                      ============

      Shares Outstanding, $0.001 par value per share (unlimited authorized shares) ........................             15,492,896
      Net Asset Value, Maximum Offering Price and Redemption Price Per Share ..............................           $      12.11


See Notes to Financial Statements

CM ADVISERS FUND

Statement of Operations


For the fiscal year ended February 28, 2006

----------------------------------------------------------------------------------------------------------------------------------

Investment Income:
      Interest .......................................................................................                $  2,597,449
      Dividends (net of foreign tax withheld of $122) ................................................                   1,748,487
                                                                                                                      ------------
      Total Income ...................................................................................                   4,345,936
                                                                                                                      ------------
Expenses:
      Advisory fees (note 2) .........................................................................                   1,617,828
      Administration fees (note 2) ...................................................................                     166,926
      Transfer agent fees (note 2) ...................................................................                      22,402
      Fund accounting fees (note 2) ..................................................................                      39,943
      Compliance service fees (note 2) ...............................................................                       7,750
      Custody fees (note 2) ..........................................................................                      24,582
      Registration and filing administration fees (note 2) ...........................................                       8,078
      Distribution and service fees (note 3) .........................................................                     323,566
      Legal fees .....................................................................................                      18,568
      Audit and tax preparation fees .................................................................                      14,463
      Registration and filing expenses ...............................................................                      64,711
      Shareholder servicing expenses .................................................................                      12,567
      Printing expenses ..............................................................................                       4,148
      Trustee fees and meeting expenses ..............................................................                      28,033
      Securities pricing fees ........................................................................                       3,714
      Other operating expenses .......................................................................                      13,325
                                                                                                                      ------------
      Total Expenses .................................................................................                   2,370,604
                                                                                                                      ------------
      Advisory fees waived (note 2) ..................................................................                   (109,189)
      Distribution and service fees waived (note 3) ..................................................                   (323,566)
                                                                                                                      ------------
      Net Expenses ...................................................................................                   1,937,849
                                                                                                                      ------------
Net Investment Income ................................................................................                   2,408,087
                                                                                                                      ------------
Realized and Unrealized Gain on Investments

      Net realized gain from investment transactions .................................................                   6,509,461
      Change in unrealized appreciation on investments ...............................................                   4,978,146
                                                                                                                      ------------
Realized and Unrealized Gain on Investments ..........................................................                  11,487,607
                                                                                                                      ------------
Net Increase in Net Assets Resulting from Operations .................................................                $ 13,895,694
                                                                                                                      ============



See Notes to Financial Statements

CM ADVISERS FUND


Statements of Changes in Net Assets

For the fiscal year ended February 28,                                                             2006                    2005
----------------------------------------------------------------------------------------------------------------------------------
Operations:
     Net investment income ........................................                           $   2,408,087           $     59,527
     Net realized gain from investment transactions ...............                               6,509,461                413,914
     Change in unrealized appreciation on investments .............                               4,978,146              4,140,252
                                                                                              -------------           ------------
Net Increase in Net Assets Resulting from Operations ..............                              13,895,694              4,613,693
                                                                                              -------------           ------------
Distributions to Shareholders: (note 5)
     Net investment income ........................................                             (1,982,698)                   --
     Net realized gain from investment transactions ...............                             (6,568,722)              (186,856)
                                                                                              -------------           ------------
Decrease in Net Assets Resulting from Distributions ...............                             (8,551,420)              (186,856)
                                                                                              -------------           ------------
Capital Share Transactions: (note 6)
     Shares sold ..................................................                             106,153,180             43,193,286
     Redemption fees (note 1) .....................................                                  47,529                 29,966
     Reinvested dividends and distributions .......................                               7,371,387                175,172
     Shares repurchased ...........................................                            (11,351,411)            (4,421,709)

Increase from Capital Share Transactions ..........................                             102,220,685             38,976,715
                                                                                              -------------           ------------
Net Increase in Net Assets ........................................                             107,564,959             43,403,552

Net Assets:
     Beginning of year ............................................                              79,992,158             36,588,606
                                                                                              -------------           ------------
     End of year ..................................................                           $ 187,557,117           $ 79,992,158
                                                                                              =============           =============
Undistributed Net Investment Income ...............................                           $      484,91           $     59,527
                                                                                              =============           ============


See Notes to Financial Statements

CM ADVISERS FUND


Financial Highlights

For a share outstanding during the
fiscal year or period ended February 28,                                        2006               2005           2004(a)
-----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period ..................................      $     11.50     $     10.74     $     10.00
                                                                             -----------     -----------     -----------
Income from Investment Operations
      Net investment income (loss) ....................................             0.17            0.01           (0.01)
      Net realized and unrealized gain on securities ..................             1.11            0.78            0.75
                                                                             -----------     -----------     -----------
Total from Investment Operations ......................................             1.28            0.79            0.74
                                                                             -----------     -----------     -----------
Less Distributions and Other:
      Dividends (from net investment income) ..........................            (0.15)             --              --
      Distributions (from capital gains) ..............................            (0.52)          (0.03)             --
      Redemption fees (b) .............................................             0.00            0.00            0.00
                                                                             -----------     -----------     -----------
Total Distributions and Other .........................................            (0.67)          (0.03)             --
                                                                             -----------     -----------     -----------
Net Asset Value, End of Period ........................................      $     12.11     $     11.50     $     10.74
                                                                             ===========     ===========     ===========
Total return ..........................................................            11.31 %          7.36 %          7.40 %

Net Assets, End of Period (in thousands) ..............................      $   187,557     $    79,992     $    36,589

Average Net Assets for the Period (in thousands) ......................      $   129,426     $    58,984     $    17,513

Ratios of:
Gross Expenses to Average Net Assets ..................................             1.83 %          2.03 %          2.84 % (c)
Net Expenses to Average Net Assets ....................................             1.50 %          1.50 %          1.50 % (c)
Net Investment Income (Loss) to Average Net Assets ....................             1.86 %          0.10 %         (0.30)% (c)

Portfolio turnover rate ...............................................            18.85 %         18.08 %          6.26 %

(a) For the period from May 13, 2003 (Date of Public Investment) through February 29, 2004.

(b) Redemption  fees aggregated less than $.01 on a per share basis.

(c) Annualized.


See Notes to Financial Statements

CM ADVISERS FUND

Notes to Financial Statements
--------------------------------------------------------------------------------

1.   Organization and Significant
     Accounting Policies

The CM Advisers Fund (the "Fund") is a Certain dividends from foreign series fund. The Fund is part of the securities will be recorded as soon as
CM  Advisers   Family  of  Funds  (the    the Trust is informed of the  dividend
"Trust"),  which  was  organized  as a    if  such   information   is   obtained
Delaware Statutory Trust and is subsequent to the ex-dividend date. registered under the Investment Interest income is recorded on the
Company Act of 1940 (the "1940  Act"),    accrual     basis     and     includes
as   amended,    as   an    open-ended    amortization    of    discounts    and
management   investment  company.  The    premiums.   Gains   and   losses   are
Fund in this report is classified as a    determined  on  the  identified   cost
non-diversified  series  of  shares as    basis,  which is the same  basis  used
defined in the 1940 Act.                  for federal income tax purposes.

The   CM   Advisers   Fund   commenced    Expenses
operations on May 13, 2003. The The Fund bears expenses incurred investment objective of the Fund is to specifically on its behalf as well as provide long-term growth of capital a portion of general expenses, which through investments in equity are allocated according to methods
securities,  consisting  primarily  of    approved annually by the Trustees.
common   and   preferred   stocks  and
securities   convertible  into  common    Dividend  Distributions
stocks, as well as fixed income The Fund may declare and distribute securities such as U.S. government dividends from net investment income
obligations and corporate bonds.          (if any) annually.  Distributions from
                                          capital  gains (if any) are  generally
The following accounting policies have declared and distributed annually. The been consistently followed by the Fund Fund may also make a supplemental and are in conformity with accounting distribution subsequent to the end of
principles  generally  accepted in the    its fiscal year.
United   States  of   America  in  the
investment company industry.              Estimates
                                          The     preparation    of    financial
Investment   Valuation                    statements    in    conformity    with
The Fund's investments in securities accounting principles generally are carried at value. Securities accepted in the United States of listed on an exchange or quoted on a America requires management to make national market system are valued at estimates and assumptions that affect the last sales price as of 4:00 p.m. the amount of assets, liabilities, Eastern Time. Securities traded in the expenses and revenues reported in the NASDAQ over-the-counter market are financial statements. Actual results
generally   valued   at   the   NASDAQ    could differ from those estimates.
Official    Closing    Price.    Other
securities      traded      in     the    Fees on  Redemptions
over-the-counter market and listed The Fund charges a redemption fee of securities for which no sale was 1.00% of the amount redeemed on
reported  on that  date are  valued at    redemptions   of   the   Fund   shares
the most recent bid price.  Securities    occurring  within  one year  following
and assets for which representative the issuance of such shares. The market quotations are not readily Redemption Fee is not a fee to finance available (e.g., if the exchange on sales or sales promotion expenses, but which the portfolio security is is paid to the Fund to defray the principally traded closes early or if costs of liquidating an investor and trading of the particular portfolio discouraging short-term trading of security is halted during the day and Fund shares. No Redemption Fee will be does not resume prior to the Fund's imposed on the redemption of shares net asset value calculation) or which representing dividends or capital gain cannot be accurately valued using the distributions, or on amounts Fund's normal pricing procedures are representing capital appreciation of
valued at fair value as  determined in    shares.
good faith under policies  approved by
the Trustees.  A portfolio  security's    Federal  Income  Taxes
"fair value" price may differ from the No provision for income I taxes is price next available for that included in the accompanying financial portfolio security using the Fund's statements, as the Fund intends to normal pricing procedures. Open-ended distribute to shareholders all taxable investment companies are valued at net investment income and realized gains asset value. Instruments with and otherwise complies with Subchapter
maturities  of 60  days  or  less  are    M  of  the   Internal   Revenue   Code
valued  at   amortized   cost,   which    applicable  to  regulated   investment
approximates market value.                companies.

Investment Transactions and Investment    Indemnifications
Income                                    Under   the   Fund's    organizational
Investment transactions are accounted documents, its officers and Trustees for as of the date purchased or sold are indemnified against certain
(trade  date).   Dividend   income  is
recorded  on  the  ex-dividend   date.


                                                                     (Continued)

CM ADVISERS FUND

Notes to Financial Statements
--------------------------------------------------------------------------------

liabilities   arising   out   of   the    Administrator
performance  of  their  duties  to the    The Fund pays a monthly administration
Fund.  In  addition,   in  the  normal    fee to  The  Nottingham  Company  (the
course of  business,  the Fund  enters    "Administrator")    based   upon   the
into contracts with its vendors and average daily net assets of the Fund others that provide for general and calculated at the annual rates as indemnifications. The Fund's maximum shown in the schedule provided below. exposure under these arrangements is The Administrator also receives a fee unknown, as this would involve future to procure and pay the Fund's claims that may be made against the custodian, additional compensation for Fund. The Fund expects the risk of fund accounting and recordkeeping
loss to be remote.                        service  and  additional  compensation
                                          for certain  costs  involved  with the
                                          daily  valuation of securities  and as
2.   Transactions with Affiliates         reimbursement     for    out-of-pocket
                                          expenses.  A  breakdown  of  these  is
Adviser                                   provided below.
The Fund pays a monthly  advisory  fee
to  Van  Den  Berg  Management,   Inc.    Compliance Services
(d/b/a CM Fund Advisers) (the The Nottingham Compliance Services, "Adviser") based upon the annual rate LLC, a fully owned affiliate of The of 1.25% of the Fund's average daily Nottingham Company, provides services net assets. The Adviser has entered which assists the Trust's Chief into a contractual agreement (the Compliance Officer in monitoring and "Expense Limitation Agreement") with testing the policies and procedures of the Fund under which it has agreed to the Trust in conjunction with
waive or reduce its fees and to assume    requirements  under  Rule 38a-1 of the
other expenses of the Fund, if Investment Company Act of 1940. It necessary, in an amount that limits receives compensation for this service
the Fund's  total  operating  expenses    at an annual rate of $7,750.
(exclusive    of   interest,    taxes,
brokerage   fees   and    commissions,    Transfer Agent
extraordinary expenses, and payments, North Carolina Shareholder Services, if any, under a Rule 12b-1 Plan) to LLC ("Transfer Agent") serves as
not more  than  2.00%  of the  average    transfer,    dividend   paying,    and
daily net assets of the Fund for the shareholder servicing agent for the fiscal year ending February 28, 2006. Fund. It receives compensation for its The Adviser has voluntarily waived services based upon a $15 fee per additional fees so that the Expense shareholder per year, subject to a
Ratio is not more than 1.50% of minimum fee of $1,500 per month, plus average daily net assets. There can be $500 per month for each additional
no   assurance    that   the   Expense    class of shares, if any.
Limitation  Agreement or the voluntary
waiver  will  continue  in the future.
For the fiscal year ended February 28,
2006, the Adviser has waived a portion
of its fee amounting to $109,189.  Any
waivers  or   reimbursements   by  the
Advisor are not recapturable.

------------------------- ---------- -------------------------------- ---------------- ----------------- ---------- --------------

                                                                                          Fund Accounting
       Administration Fees*                   Custody Fees*                Fund          Asset Based Fees
                                                                        Accounting                                     Blue Sky
                          Annual     Average Net           Annual          Fees           Average Net     Annual    Administration
   Average Net Assets       Rate       Assets               Rate         (monthly)          Assets         Rate      Fees (annual)
------------------------- ---------- --------------------- ---------- ---------------- ----------------- ---------- --------------
First $50 Million         0.150%     First $100 Million    0.020%         $2,250          All Assets       0.01%    $150 per state
Next $50 Million          0.125%      Over $100 Million    0.009%
Next $50 Million          0.100%
Over $150 Million         0.075%
------------------------- ---------- --------------------- ---------- ---------------- ----------------- ---------- --------------

*Minimum monthly fees of $2,000 and $400 for Administration and Custody, respectively.

Distributor                               Certain  Trustees  and officers of the
Capital  Investment  Group,  Inc. (the    Trust   are  also   officers   of  the
"Distributor")  serves  as the  Fund's    Adviser,   the   Distributor   or  the
principal underwriter and distributor.    Administrator.
The  Distributor  receives  $5,000 per
year paid in monthly  installments for
services    provided    and   expenses
assumed.

                                                                    (Continued)

CM ADVISERS FUND

Notes to Financial Statements

----------------------------------------------------------------------------------------------------------------------------------

3. Distribution and Service Fees                                  5.   Federal Income Tax

The  Trustees,  including a majority of the Trustees who are not  The  information  shown in the tables below  represent:  (1) tax
"interested persons" of the Trust as defined in the Act, adopted  components   of  capital,   (2)   unrealized   appreciation   or
a  distribution  plan  pursuant  to Rule  12b-1  of the Act (the  depreciation of investments for federal income tax purposes, and
"Plan").  The Act  regulates  the  manner  in which a  regulated  (3)  characterization  of  distributions  for federal income tax investment  company  may assume  expenses  of  distributing  and  purposes for the fiscal years ended February 28, 2005 and 2006.
promoting   the  sales  of  its  shares  and  servicing  of  its  ----------------------------------------------------------------
shareholder accounts.  The Plan provides that the Fund may incur
certain  expenses,  which may not exceed  0.25% per annum of the      Undistributed     Undistributed          Net Tax
Fund's average daily net assets for each year elapsed subsequent    Ordinary Income   Long-Term Gains     Appreciation
to adoption  of the Plan,  for  payment to the  Distributor  and  ----------------- -----------------   --------------
others for items such as advertising expenses, selling expenses,           $524,480          $128,233      $10,544,366
commissions,  travel or other  expenses  reasonably  intended to  ----------------- -----------------   --------------
result in sales of shares of the fund or  support  servicing  of shareholder accounts. The Distributor has voluntarily waived all  The  aggregate  cost  of  investments  and  the  composition  of
of these fees  amounting  to $323,566  ($0.03 per share) for the  unrealized   appreciation   and   depreciation   of   investment
fiscal year ended  February 28, 2006.  There can be no assurance  securities  for federal  income tax  purposes as of February 28,
that this voluntary waiver will continue in the future.           2006 are noted below.
                                                                  ----------------------------------------------------------------
4. Purchases and Sales of Investment                               Federal Tax Cost   Aggregate Gross       Unrealized
   Securities                                                                            Appreciation     Depreciation
                                                                  ----------------- -----------------   --------------
For the fiscal year ended  February 28, 2006, the aggregate cost       $176,583,948       $12,294,435      $(1,750,069)
of purchases and proceeds  from sales of  investment  securities  ----------------- -----------------   --------------
(excluding short-term securities) were as follows:
                                                                  The amount of dividends and  distributions  from net  investment
------------------------------ ---------------------------------  losses and capital loss  carry-forwards.  Certain permanent from
                                                   Proceeds from  treatments for items such as net short-term  gains,  deferral of
       Purchases of Securities               Sales of Securities  accounting  principles  generally  accepted in the United income
------------------------------ ---------------------------------  and  net  realized   capital   gains  are   determined  in  wash
                  $106,128,339                       $11,093,645  differences  such as tax returns of capital  and net  investment
------------------------------ ---------------------------------  sale  losses,  foreign  currency  transactions,  net  investment
                                                                  States  of  America.  These  differences  are  due to  differing
------------------------------ ---------------------------------  accordance with federal income tax regulations  which may differ
             Purchases of U.S.                     Sales of U.S.  losses, if any, would be classified against capital.
                   Obligations                       Obligations
------------------------------ ---------------------------------  ----------------------------------------------------------------
                   $28,399,067                        $5,485,984                               Distributions from
------------------------------ ---------------------------------
                                                                     For the fiscal          Ordinary        Long-Term
                                                                         year ended            Income            Gains
                                                                  ----------------- -----------------   --------------
                                                                  February 28, 2006        $3,155,004       $5,396,416
                                                                  ----------------- -----------------   --------------
                                                                  February 28, 2005                $-         $186,856
                                                                  ----------------- -----------------   --------------


                                                                                                                        (Continued)



CM ADVISERS

Notes to Financial Statements
-------------------------------------------------------------------------------

6.   Capital Share Transactions

----------------------------------------- ------------------ ------------------

For the fiscal year ended February 28,         2006               2005
----------------------------------------- ------------------ ------------------
Transactions in Fund Shares
        Shares sold                               8,867,576          3,935,675
        Reinvested distributions                    617,512             15,571
        Shares repurchased                         (949,709)          (399,838)
                                                -----------        -----------
Net Increase in Capital Shares                    8,535,379          3,551,408
Shares Outstanding, Beginning of Year             6,957,517          3,406,109
                                                -----------        -----------
Shares Outstanding, End of Year                  15,492,896          6,957,517
-----------------------------------------       ===========        ===========

     REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Trustees of
CM Advisers Family of Funds
and the Shareholders of CM Advisers Fund

We have audited the accompanying statement of assets and liabilities of CM Advisers Fund, a series of shares of the CM Advisers Family of Funds, including the schedule of investments, as of February 28, 2006, and the related statement of operations, the statement of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended February 28, 2005 and the financial highlights for the year ended February 28, 2005 and the period ended February 29, 2004 were audited by other auditors whose report dated March 28, 2005 expressed an unqualified opinion on such financial statement and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2006 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CM Advisers Fund as of February 28, 2006, the results of its operations, the changes in its net assets and its financial highlights for year then ended, in conformity with accounting principles generally accepted in the United States of America.

                                           /s/ BRIGGS, BUNTING & DOUGHERTY, LLP

                                               BRIGGS, BUNTING & DOUGHERTY, LLP


Philadelphia, Pennsylvania
March 29, 2006

CM ADVISERS FUND

Additional Information (Unaudited)
--------------------------------------------------------------------------------

1.   Approval of  Advisory  Agreements    and further information in the Adviser
     During the Period                    Memo   (e.g.,   descriptions   of  the
                                          Adviser's  business and the  Adviser's
The Adviser supervises the Fund's Form ADV), the Board concluded that investments pursuant to an Investment the quality, extent, and nature of the
Advisory Agreement ("Advisory services provided by the Adviser were Agreement"). During the Fund's most satisfactory and adequate for the
recent fiscal half-year,  the Advisory    Fund.
Agreement  came  up for  renewal.  The
Trust's Board of Trustees unanimously In considering the investment approved the renewal of the Advisory performance of the Fund and the
Agreement  for another year at a Board    Adviser,   the  Board   compared   the
Meeting on February 17, 2006.             performance   of  the  Fund  with  the
                                          performance   of  benchmark   indices,
In considering whether to renew the comparable funds managed by other Advisory Agreement, the Board reviewed investment advisors, and comparable and considered such information as the peer group indices. The Board also Board deemed reasonably necessary, considered the consistency of the including the following material Adviser's management of the Fund with factors: (i) the nature, extent, and the Fund's investment objective and quality of the services to be provided policies. Following further discussion by the Adviser to the Fund; (ii) the of the short and long-term investment investment performance of the Fund and performance of the Fund, the Adviser's the Adviser; (iii) the costs of the experience managing the Fund and services to be provided and profits to separate accounts, the Adviser's be realized by the Adviser and its historical investment performance, and affiliates from the relationship with other factors, the Board concluded the Fund, including any benefits that the investment performance of the
derived   or  to  be  derived  by  the    Fund and Adviser was satisfactory.
Adviser from the relationship with the
Fund; and (iv) the extent to which In considering the costs of the economics of scale would be realized services to be provided and profits to as the Fund grows and whether advisory be realized by the Adviser and its fee levels reflect these economies of affiliates from the relationship with scale for the benefits of the Fund's the Fund, the Board considered the investors; (v) the Adviser's practices Adviser's staffing, personnel, and regarding brokerage and portfolio methods of operating; the Adviser's
transactions;    and   (vi)   possible    compliance  policies  and  procedures;
conflicts of interest.                    the financial condition of the Adviser
                                          and the  level  of  commitment  to the
To aid it in its review, the Board Fund and the Adviser by the principals reviewed various informational of the Adviser; the asset levels of materials including, without the Fund; the Adviser's payment of limitation, copies of the Advisory startup costs for the Fund; and the Agreement and Expense Limitation overall expenses of the Fund, Agreement for the Fund; a memorandum including certain past fee waivers and from the Adviser to the Board reimbursements by the Adviser on including information about the behalf of the Fund. The Board reviewed Adviser, its business, its finances, the Fund's Expense Limitation its personnel, its services to the Agreement with the Adviser and
Fund,  and  comparative  expense ratio    discussed  the   Adviser's   past  fee
information  for  other  mutual  funds    waivers  under the Expense  Limitation
with a strategy similar to the Fund Agreement in detail. In addition, the ("Adviser Memo"); and a memorandum Board considered that for the past
from Kilpatrick  Stockton LLP (counsel    three   fiscal   years   the   Adviser
to the  Trust) to the Board  regarding    voluntarily  waived a greater  portion
considerations relevant to a review of    of its fees  than  necessary  so as to
investment   advisory   contracts   by    limit the  Fund's  expenses  below the
investment company trustees.              level   designated   in  the   Expense
                                          Limitation   Agreement.    The   Board
In considering the nature, extent, and further noted that, due to the quality of the services provided by Adviser's past fee waivers, the Fund the Adviser, the Board considered the had not collected 12b-1 fees since
responsibilities   the  Adviser  would    inception.
have under the Advisory Agreement. The
Board   reviewed  the  services  being    The Board  also  considered  potential
provided by the Adviser to the Fund benefits for the Adviser in managing including, without limitation, its the Fund, including promotion of the investment advisory services since the Adviser's name, the ability for the Fund's inception, its efforts during Adviser to place small accounts into the Fund's start-up phase, its the Fund, and the potential for the coordination of services for the Fund Adviser to generate soft dollars from among the Fund's service providers, Fund trades that may benefit the its compliance procedures and Adviser's clients other than the Fund. practices, and its efforts to promote The Board then compared the fees and the Fund and assist in its expenses of the Fund (including the
distribution.  The  Board  also  noted    management   fee)   to   other   funds
that the Trust's chief compliance comparable to the Fund in terms of the officer, principal executive officer, type of fund, the style of investment and principal financial officer are management, the size of fund, and the employees of the Adviser, and serve nature of the investment strategy and
the    Trust    without     additional
compensation   from  the  Fund.  After
reviewing  the  foregoing  information
                                                                    (Continued)

CM ADVISERS FUND

Additional Information (Unaudited)
-------------------------------------------------------------------------------
markets   invested   in,  among  other    persons  affiliated  with the Advisor;
factors. The Board determined that, and the extent to which the Fund while the Fund's maximum management allocates portfolio business to fee was the same as one comparable broker-dealers who provide research, fund and higher than others, the statistical, or other services ("soft
Fund's net expense ratio after dollars"). After further review and contractual and voluntary waivers and discussion, the Board determined that reimbursements was lower than some of the Adviser's practices regarding these comparable funds and higher than brokerage and portfolio transactions
others.  Following this comparison and    were satisfactory.
upon   further    consideration    and
discussion of the foregoing, the Board    In  evaluating  the   possibility  for
concluded that the fees to be paid to conflicts of interest, the Board the Adviser by the Fund were fair and considered such matters as the
reasonable.                               experience and ability of the advisory
                                          personnel  assigned to Fund; the basis
In considering the extent to which of decisions to buy or sell securities economies of scale would be realized for the Fund and/or the Adviser's as the Fund grows and whether the other accounts; the method for advisory fee levels reflect these bunching of portfolio securities economies of scale for the benefits of transactions; and the substance and the Fund's investors, the Board administration of the Adviser's code considered that the Fund's fee of ethics. Following further arrangements with the Adviser involve consideration and discussion, the both the management fee and the Board found the Adviser's standards
Expense  Limitation   Agreement.   The    and   practices    relating   to   the
Board determined that, while the identification and mitigation of management fee would remain the same potential conflicts of interests to be
at all  asset  levels,  the  Fund  has    satisfactory.
experienced  benefits from the Expense
Limitation Agreement, and will Based upon all of the foregoing continue to do so until the Fund's considerations, the Board, including a assets grow to a level where the majority of the Trust's independent
Adviser  begins   receiving  its  full    trustees,  approved the renewal of the
fees. Thereafter, the Board noted that    Advisory Agreement.
the Fund  would  continue  to  benefit
from  economies  of  scale  under  its    2.   Proxy Voting  Policies and Voting
agreements   with  service   providers         Record
other  than  the  Adviser.   Following
further discussion of the Fund's asset A copy of the Trust's Proxy Voting and levels, expectations for growth, and Disclosure Policy and the Advisor's levels of fees, the Board determined Proxy Voting and Disclosure Policy are that the Fund's fee arrangements with included as Appendix B to the Fund's the Adviser continued to provide Statement of Additional Information benefits through the Expense and is available, without charge, upon Limitation Agreement and that, at the request, by calling 1-800-773-3863. Fund's current and projected asset Information regarding how the Fund levels for the next year, the Fund's voted proxies relating to portfolio arrangements with the Adviser were securities during the most recent
fair and reasonable.                      12-month  period ended June 30 will be
                                          available  (1)  without  charge,  upon
In considering the Adviser's practices request, by calling the Fund at the regarding brokerage and portfolio number above and (2) on the SEC's
transactions, the Board considered the    website at http://www.sec.gov.
Adviser's  standards,  and performance
in utilizing those standards,  to seek    3.   Quarterly Portfolio Holdings
best   execution  for  Fund  portfolio
transactions, including the use of The Fund files its complete schedule alternative markets (e.g., direct of portfolio holdings with the SEC for purchases from issuers or underwriters the first and third quarters of each or, as to equity securities, "third fiscal year on Form N-Q. The Fund's market" for listed securities and Forms N-Q are available on the SEC's
principal     market     makers    for    website at http://www.sec.gov. You may
over-the-counter    securities).   The    review  and make  copies  at the SEC's
Board noted that the Fund's fixed Public Reference Room in Washington, income portfolio transactions are D.C. You may also obtain copies after normally principal transactions paying a duplicating fee by writing executed in over-the-counter markets the SEC's Public Reference Section, on a "net" basis. The Board also Washington, D.C. 20549-0102 or by
considered the  anticipated  portfolio    electronic          request         to
turnover rate for the Fund; the publicinfo@sec.gov, or is available, process by which evaluations are made without charge, upon request, by of the overall reasonableness of calling the fund at 1-800-773-3863. commissions paid; the method and basis Information on the operation of the for selecting and evaluating the Public Reference Room may be obtained
broker-dealers  used; any  anticipated    by calling the SEC at 202-942-8090.
allocation  of  portfolio  business to
                                                                    (Continued)

CM ADVISERS

Additional Information (Unaudited)
-------------------------------------------------------------------------------
4.   Change in Independent  Registered    5.   Additional    Information   about
     Public Accounting Firm                    Trustees and Officers

On May 4, 2005, Deloitte & Touche LLP The business and affairs of the Fund was removed as the independent and the Trust are managed under the registered public accounting firm for direction of the Trustees. Information the Trust. Deloitte & Touche LLP was concerning the Trustees and officers previously engaged as the independent of the Trust and Fund is set forth on registered public accounting firm to the following pages. Generally, each audit the Fund's financial statements. Trustee and officer serves an
                                          indefinite   term  or  until   certain
Deloitte & Touche  LLP issued  reports    circumstances     such    as     their
on the Fund's financial  statements as    resignation,  death,  or  otherwise as
of February 28, 2005 and February 29, specified in the Trust's 2004. Such reports did not contain an organizational documents. Any Trustee adverse opinion or a disclaimer of may be removed at a meeting of
opinion,  nor were they  qualified  or    shareholders  by a  vote  meeting  the
modified  as  to  uncertainty,   audit    requirements     of    the     Trust's
scope, or accounting principles.          organizational      documents.     The
                                          Statement of Additional Information of
The decision to remove Deloitte & the Fund includes additional Touche LLP was approved by the Trust's information about the Trustees and Audit Committee and ratified by the officers and is available, without
Board   of   Trustees.   At  no   time    charge,  upon  request by calling  the
preceding  the  removal of  Deloitte &    Fund toll-free at 1-800-773-3863.  The
Touche LLP were there any address of each Trustee and officer, disagreements with Deloitte & Touche unless otherwise indicated below, is
LLP on any matter of accounting 805 Las Cimas Parkway, Suite 430, principles or practices, financial Austin, Texas 78746. The Independent
statement   disclosure,   or  auditing    Trustees      received       aggregate
scope or procedure, which compensation of $18,350 during the disagreements, if not resolved to the fiscal year ended February 28, 2006 satisfaction of Deloitte & Touche LLP, from the Fund for their services to would have caused it to make reference the Fund and Trust. The Interested
to   the   subject   matter   of   the    Trustees  and officers did not receive
disagreements  in connection  with its    compensation  from the Fund for  their
report.  At no  time  did  any  of the    services to the Fund and Trust.
events    enumerated   in   paragraphs
(1)(v)(A)  through  (D) of Item 304(a)
of Regulation S-K occur.

The Trust  engaged  Briggs,  Bunting &
Dougherty,  LLP as its new independent
registered  public  accounting firm on
May 4, 2005. At no time  preceding the
engagement   of   Briggs,   Bunting  &
Dougherty,  LLP did the  Fund  consult
Briggs,   Bunting  &  Dougherty,   LLP
regarding  either (i) the  application
of   accounting    principles   to   a
specified     transaction,      either
completed or proposed,  or the type of
audit  opinion  that might be rendered
on the Fund's financial statements, or
(ii) any  matter  that was  either the
subject   of  a   disagreement   or  a
reportable  event,  as such  terms are
defined in Item 304 of Regulation S-K.


                                                                    (Continued)

CM ADVISERS

Additional Information (Unaudited)
-------------------------------------------------------------------------------

---------------------------------- -------------- -------------- ------------------------------ ------------ ---------------------
                                    Position(s)                                                  Number of
                                     Held with      Length of        Principal Occupation(s)       Funds
  Name, Address and Age                Trust         Service          During Past 5 Years        Overseen      Other Directorships
---------------------------------- ------------- --------------- ------------------------------ ------------ ---------------------
                                                        Independent Trustees
---------------------------------- ------------- --------------- ------------------------------ ------------ ---------------------
Brian R. Bruce (50)                  Trustee      Since 5/2003   Mr.   Bruce   has   been  the       1                None
                                                                 Director       of      Global
                                                                 Investments    of    PanAgora
                                                                 Asset     Management    since
                                                                 December     1999.     Before
                                                                 joining  PanAgora,  Mr. Bruce
                                                                 was a  professor  at Southern
                                                                 Methodist   University   from
                                                                 January   1995  to   December
                                                                 1999.
---------------------------------- -------------- -------------- ------------------------------ ------------ ---------------------
Mark F. Ivan (49)                    Trustee      Since 5/2003   Mr.   Ivan   has   been   the       1                None
                                                                 President   of  Ivan  Capital
                                                                 Management,  Inc.  since June
                                                                 1996.
---------------------------------- -------------- -------------- ------------------------------ ------------ ---------------------
Richard M. Lewis (46)                Trustee      Since 5/2003   Mr.  Lewis has been the Chief       1       Mr. Lewis serves as a
                                                                 Financial      Officer     of               director of Worldcall,
                                                                 Worldcall,   Inc.,   a  voice               Inc.
                                                                 over    internet     protocol
                                                                 telecom  company,  since  May
                                                                 2004.      Before     joining
                                                                 Worldcall,  Inc.  he was  the
                                                                 Chief  Financial  Officer  of
                                                                 Bluecurrent,     Inc.,     an
                                                                 information        technology
                                                                 services  firm,  from January
                                                                 2002  to  May  2004.   Before
                                                                 joining  Bluecurrent,  he was
                                                                 the   Vice    President    of
                                                                 Acquisitions    for    AMPAM,
                                                                 Inc.,    a    plumbing    and
                                                                 mechanical   services   firm,
                                                                 from  August 1999 to December
                                                                 2001.  He was a  Director  of
                                                                 Societe    Generale    before
                                                                 joining AMPAM.
---------------------------------- -------------- -------------- ------------------------------ ------------ ---------------------
A. Zorel Paritzky, M.D. (63)         Trustee      Since 5/2003   Dr.   Paritzky   has  been  a       1                None
                                                                 physician     with    Cardiac
                                                                 Associates   Medical   Group,
                                                                 Inc. since 1974.
---------------------------------- -------------- -------------- ------------------------------ ------------ ---------------------
William R. Reichenstein, Ph.D.       Trustee      Since 5/2003   Dr.  Reichenstein  has been a       1                None
(53)                                                             professor      at      Baylor
                                                                 University   since  1990.  He
                                                                 is  currently  the  professor
                                                                 of  Finance  and  the Pat and
                                                                 Thomas  R.  Powers  Chair  in
                                                                 Investment    Management    -
                                                                 Finance,  Insurance  and Real
                                                                 Estate.
----------------------------------------------------------------------------------------------------------------------------------

CM ADVISERS

Additional Information (Unaudited)
-------------------------------------------------------------------------------

---------------------------------- -------------- -------------- ------------------------------ ------------ ---------------------
                                    Position(s)                                                  Number of
                                     Held with      Length of        Principal Occupation(s)       Funds
 Name, Address and Age                 Trust         Service          During Past 5 Years        Overseen      Other Directorships
---------------------------------- -------------- --------------------------------------------- ------------ ---------------------
                                                        Interested Trustees* and Officers
---------------------------------- -------------- --------------------------------------------- ------------ ---------------------
Arnold Van Den Berg (66)**           Trustee,     Since 11/2002  Mr.   Van  Den  Berg  is  the       1                None
                                     Chairman,                   founder and  President of the
                                     President                   Adviser.   He   has   been  a
                                                                 portfolio   manager  for  the
                                                                 Adviser  since  1974.  He has
                                                                 also been a  general  partner
                                                                 of  TL   Partners,   L.P.,  a
                                                                 limited    partnership   that
                                                                 invests   in   real   estate,
                                                                 since 1993.
---------------------------------- -------------- -------------- ------------------------------ ------------ ---------------------
James D. Brilliant (40)**            Trustee,     Since 5/2003   Mr.   Brilliant   is  a  Vice       1                None
                                     Treasurer                   President    and   a   senior
                                                                 portfolio   manager   of  the
                                                                 Adviser.  He  has  been  with
                                                                 the Adviser  since 1986,  and
                                                                 is  a   Chartered   Financial
                                                                 Analyst (CFA).
---------------------------------- -------------- -------------- ------------------------------ ------------ ---------------------
Scott Van Den Berg (39)**            Trustee,     Since 5/2003   Mr.  Van  Den  Berg is a Vice       1                None
                                     Secretary                   President  of the Adviser and
                                                                 has been with the firm  since
                                                                 1992.   He  is  a   Certified
                                                                 Financial  Planner  (CFP),  a
                                                                 Chartered           Financial
                                                                 Consultant           (CHFC),a
                                                                 Chartered   Retirement  Plans
                                                                 Specialist   (CRPS),   and  a
                                                                 Chartered     Mutual     Fund
                                                                 Counselor (CMFC).
---------------------------------- -------------- -------------- ------------------------------ ------------ ---------------------
Aaron S. Buckholtz (42)              Trustee      Since 5/2003   Mr.   Buckholtz   is  a  Vice       1                None
                                                                 President,      a      senior
                                                                 portfolio   manager   and   a
                                                                 trader  of  the  Adviser  and
                                                                 has been with the firm  since
                                                                 1990.   He  is  a   Chartered
                                                                 Financial Analyst (CFA).
---------------------------------- -------------- -------------- ------------------------------ ------------ ---------------------
David V. Swann (40)                  Chief        Since 10/2004  Mr.   Swann  is  a   licensed      n/a                n/a
                                     Compliance                  attorney    and   serves   as
                                     Officer                     Advisers   Chief   Compliance
                                                                 Officer.  He  has  been  with
                                                                 the  Adviser  since  2003 and
                                                                 has   served  as   compliance
                                                                 officer   in   the   industry
                                                                 since 2000.
---------------------------------- -------------- -------------- ------------------------------ ------------ ---------------------
Julian G. Winters, (37)***           Asst.        Since 2/2005   Vice President, Compliance         n/a                n/a
The Nottingham Company               Secretary                   Administration of The
116 South Franklin Street                                        Nottingham Company
Post Office Box 69                                               (Administrator), since 1998.
Rocky Mount, North Carolina 27803
---------------------------------- -------------- -------------- ------------------------------ ------------ ---------------------
Tracey L. Hendricks, (38)***         Asst.        Since 2/2005   Vice   President,   Financial      n/a                n/a
The Nottingham Company               Treasurer                   Reporting,   Internal  Audit,
116 South Franklin Street                                        and    Compliance    of   The
Post Office Box 69                                               Nottingham            Company
Rocky Mount, North Carolina 27803                                (Administrator)  since  2004;
                                                                 previously  Vice President of
                                                                 Special  Projects and Manager
                                                                 of Fund Accounting.
----------------------------------------------------------------------------------------------------------------------------------

* Each of the Interested Trustees is an Interested Trustee because each is an officer and employee of the Adviser.

**Arnold Van Den Berg and Scott Van Den Berg are related as father and son, respectively. James Brilliant is the son-in-law of Arnold Van Den Berg, and the brother-in-law of Scott Van Den Berg.

*** Ms. Hendricks and Mr. Winters are sister-in-law and brother-in-law.

CM Advisers Fund
is a series of the
CM Advisers Family of Funds








For Shareholder Service Inquiries:            For Investment Advisor Inquiries:

Documented:                                   Documented:

NC Shareholder Services                       Van Den Berg Management, Inc.
116 South Franklin Street                     (d/b/a CM Fund Advisers)
Post Office Drawer 4365                       805 Las Cimas Parkway, Suite 430
Rocky Mount, North Carolina 27803-0365        Austin, Texas 78746

Toll-Free Telephone:                          Toll-Free Telephone:

1-800-773-3863                                1-800-773-3863

World Wide Web @:                             World Wide Web @:

nottinghamco.com                              centman.com

ITEM 2. Code of Ethics.
        --------------

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to its Principal Executive Officer, Principal Financial Officer, and Principal Accounting Officer(s), or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.


(c) There have been no amendments to any provision of such code of ethics during the period covered by this report.


(d) The registrant has not granted, during the period covered by this report, any waivers, including an implicit waiver, from any provision of such code of ethics.


(e)      Not applicable.


(f)(1) A copy of the code of ethics that applies to the registrant's Principal Executive Officer and Principal Financial Officer is filed pursuant to
         Item 12.(a)(1) below.


ITEM 3.  Audit Committee Financial Expert.
         --------------------------------

(a)(1) The registrant's Board of Trustees has determined that the registrant has an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee.


(a)(2) Mr. Richard M. Lewis is the audit committee financial expert and he is "independent" for purposes of Item 3 of Form N-CSR.


(a)(3)   Not applicable.


ITEM 4.  Principal Accountant Fees and Services.
         --------------------------------------

(a) Audit Fees - Audit fees billed for the registrant for the fiscal years ended February 28, 2005 and February 28, 2006 were $14,800 and $12,000, respectively. These amounts represent aggregate fees billed by the registrant's former independent accountant, Deloitte & Touche LLP ("Former Accountant") for the fiscal year ended February 28, 2005 and Briggs, Bunting & Dougherty, LLP for the fiscal year ended February 28, 2006 ("Accountant"), in connection with the annual audits of the registrant's financial statements and for services normally provided by the Accountant in connection with the statutory and regulatory filings.

(b) Audit-Related Fees - There were no additional fees billed in the fiscal years ended February 28, 2005 or February 28, 2006 for assurance and related services by the Former Accountant or Accountant that were reasonably related to the performance of the audit of the registrant's financial statements that were not reported in paragraph (a) of this Item.

(c) Tax Fees - The tax fees billed in the fiscal years ended February 28, 2005 and February 28, 2006 for professional services rendered by the Former Accountant and Accountant for tax compliance, tax advice, and tax planning were $5,125 and $1,500, respectively. These services were for the completion of the fund's federal and state income tax returns, excise tax returns, and assistance with distribution calculations.

(d) All Other Fees - The Former Accountant billed $1,800 for services provided during the fiscal year ended February 28, 2006 in connection with an additional Post-effective amendment to the Trust's registration statement. There were no other fees billed by the Former Accountant or Accountant, which were not disclosed in Items (a) through (c) above during the fiscal year ended February 28, 2005.

(e)(1) The registrant's board of trustees pre-approved the engagement of the Former Accountant and Accountant for the last two fiscal years at an audit committee meeting of board of trustees called for such purpose and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose. The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)   There were no services as described  in each of  paragraph  (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)      Not Applicable.

(g) Aggregate non-audit fees billed by the Former Accountant and Accountant, respectively to the registrant for services rendered during the fiscal years ended February 28, 2005 and 2006 were $5,125 and $3,300 respectively. There were no non-audit fees billed by the Former Accountant or Accountant for services rendered to the registrant's investment advisers, or any other entity controlling, controlled by, or under common control with the registrant's investment advisers.

(h)      Not applicable.



ITEM 5.  Audit Committee of Listed Registrants.
         -------------------------------------

         Not applicable.

ITEM 6.  Schedule of Investments.
         -----------------------

         A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
         ---------------------------------------------------------

         Not applicable.


ITEM 8.  Portfolio  Managers of Closed-End  Management  Investment
         Companies.
         ---------------------------------------------------------

         Not applicable.





ITEM 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
         ---------------------------------------------------------

         Not applicable.




ITEM 10. Submission of Matters to a Vote of Security Holders.
         ---------------------------------------------------

         None.


ITEM 11. Controls and Procedures.
         -----------------------

(a) The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. Exhibits.
         --------

(a)(1)   Code of Ethics  required  by Item 2 of Form N-CSR is filed  herewith as
         Exhibit 12.(a)(1).


(a)(2) Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).


(a)(3)   Not applicable.

(b) Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CM Advisers Family of Funds


By: (Signature and Title)        /s/ Arnold Van Den Berg
                                 ________________________________
                                 Arnold Van Den Berg
                                 Trustee, Chairman, President and
                                 Principal Executive Officer


Date: April 28, 2006




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)        /s/ Arnold Van Den Berg
                                 ________________________________
                                 Arnold Van Den Berg
                                 Trustee, Chairman, President and
                                 Principal Executive Officer
                                 CM Advisers Family of Funds

Date: April 28, 2006





By:  (Signature and Title)       /s/ James D. Brilliant
                                 ________________________________
                                 James D. Brilliant
                                 Trustee, Treasurer and Principal
                                 Financial Officer
                                 CM Advisers Family of Funds

Date: April 27, 2006